Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.28363%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,721,448.38

Principal:
Principal Collections	$19,249,935.21
Prepayments in Full	$10,055,765.01
Liquidation Proceeds	$134,973.69
Recoveries	$38,252.28
Sub Total	$29,478,926.19
Collections	$31,200,374.57

Purchase Amounts:
Purchase Amounts Related to Principal	$423,758.78
Purchase Amounts Related to Interest	$2,171.33
Sub Total	$425,930.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,626,304.68

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,626,304.68
Servicing Fee	$566,884.26	$566,884.26	$0.00	$0.00	$31,059,420.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,059,420.42
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,059,420.42
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,059,420.42
Interest - Class A-3 Notes	$956,061.77	$956,061.77	$0.00	$0.00	$30,103,358.65
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$29,760,577.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,760,577.65
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$29,632,310.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,632,310.98
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$29,542,834.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,542,834.31
Regular Principal Payment	$26,616,447.42	$26,616,447.42	$0.00	$0.00	$2,926,386.89
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,926,386.89
Residual Released to Depositor	$0.00	$2,926,386.89	$0.00	$0.00	$0.00
Total		$31,626,304.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,616,447.42
Total					$26,616,447.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,616,447.42	$48.63	$956,061.77	$1.75	$27,572,509.19	$50.38
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$26,616,447.42	$16.86	$1,516,586.11	$0.96	$28,133,033.53	$17.82

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$378,638,326.47	0.6918169	$352,021,879.05	0.6431855
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$587,748,326.47	0.3722636	$561,131,879.05	0.3554054

Pool Information
Weighted Average APR	3.326%	3.323%
Weighted Average Remaining Term	36.92	36.09
Number of Receivables Outstanding	38,823	37,994
Pool Balance	$680,261,112.45	$650,311,781.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$625,582,189.73	$598,516,502.34
Pool Factor	0.3936697	0.3763379

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$51,795,279.20
Targeted Overcollateralization Amount	$89,179,902.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,179,902.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$84,898.22
(Recoveries)		86	$38,252.28
Net Loss for Current Collection Period			$46,645.94
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0823%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7991%
Second Prior Collection Period			0.4640%
Prior Collection Period			0.1355%
Current Collection Period			0.0841%
Four Month Average (Current and Prior Three Collection Periods)			0.3707%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,791	$11,493,237.18
(Cumulative Recoveries)			$1,468,201.99
Cumulative Net Loss for All Collection Periods			$10,025,035.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5802%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,117.96
Average Net Loss for Receivables that have experienced a Realized Loss			$3,591.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.70%	228	$4,557,057.62
61-90 Days Delinquent	0.16%	46	$1,038,843.57
91-120 Days Delinquent	0.07%	22	$477,259.56
Over 120 Days Delinquent	0.10%	34	$624,897.89
Total Delinquent Receivables	1.03%	330	$6,698,058.64

Repossession Inventory:
Repossessed in the Current Collection Period		17	$393,235.82
Total Repossessed Inventory		66	$1,626,143.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2375%
Prior Collection Period			0.2885%
Current Collection Period			0.2685%
Three Month Average			0.2648%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3292%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer